SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Laboratory Equipment [member]
Statement [Line Items]
Property and equipment estimated useful lives	5 years
Computer equipment [member]
Statement [Line Items]
Property and equipment estimated useful lives	3 years
Office Equipment And Fixtures [member]
Statement [Line Items]
Property and equipment estimated useful lives	5 years